LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP State Street Bond Index Fund

LVIP State Street Emerging Markets Equity Index Fund

LVIP State Street International Index Fund

LVIP State Street International Managed Volatility Fund

LVIP State Street Large Cap Managed Volatility Fund

LVIP State Street Mid-Cap Index Fund

LVIP State Street Nasdaq-100 Index Fund

LVIP State Street S&P 500 Index Fund

LVIP State Street Short-Term Bond Index Fund

LVIP State Street Small-Cap Index Fund

LVIP State Street SMID Cap Managed Volatility Fund

(collectively, the “Funds”)

Supplement Dated March 17, 2026

to the to the Statement of Additional Information (“SAI”) dated May 1, 2025

Unless otherwise defined in this supplement, capitalized terms used in this supplement have the meanings assigned to them in the SAI

This Supplement updates certain information in the SAI for the Funds listed above. You may obtain copies of the Funds’ SAI free of charge, upon request, by calling toll-free 866-436-8717 or at www.lincolnfinancial.com/lvip.

Effective May 1, 2026, the Funds’ SAI will be revised as follows:

The Funds’ names are changed as noted. All references to the Funds’ names are revised accordingly:

Current Fund Name	New Fund Name (Effective May 1, 2026)
LVIP SSGA Bond Index Fund	LVIP State Street Bond Index Fund
LVIP SSGA Emerging Markets Equity Index Fund	LVIP State Street Emerging Markets Equity Index Fund
LVIP SSGA International Index Fund	LVIP State Street International Index Fund
LVIP SSGA International Managed Volatility Fund	LVIP State Street International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund	LVIP State Street Large Cap Managed Volatility Fund
LVIP SSGA Mid-Cap Index Fund	LVIP State Street Mid-Cap Index Fund
LVIP SSGA Nasdaq-100 Index Fund	LVIP State Street Nasdaq-100 Index Fund
LVIP SSGA S&P 500 Index Fund	LVIP State Street S&P 500 Index Fund
LVIP SSGA Short-Term Bond Index Fund	LVIP State Street Short-Term Bond Index Fund
LVIP SSGA Small-Cap Index Fund	LVIP State Street Small-Cap Index Fund
LVIP SSGA SMID Cap Managed Volatility Fund	LVIP State Street SMID Cap Managed Volatility Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE